SUBSEQUENT EVENTS	6 Months Ended
Mar. 31, 2025
SUBSEQUENT EVENTS.
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

On March 18, 2025, BGM Group Ltd (the “Company”), entered into a transaction agreement (the “Transaction Agreement”) with YX Management Company Limited, a company duly incorporated under the laws of Hong Kong (the “Target Company”), Martline Limited, Cymatrix Limited, Innovo Limited and Techvovo Limited, the existing shareholders holding 100% equity securities of the Target Company (collectively the “Sellers”).

Pursuant to the Transaction Agreement, the Company agreed to purchase from the Sellers, 100% of the equity interest of the Target Company, for a consideration of a total of 47,500,000 Class A ordinary shares of a par value of US$0.00833335 each of the Company (the “Consideration Shares”), at a purchase price of US $2.0 per share of the Consideration Shares. Under the Transaction Agreement, the Sellers undertook to conduct a series of restructuring and reorganization arrangements (the “Reorganization”) and upon the completion of such Reorganization and immediately prior to the Closing (as defined below), each of Yunyue Consultant Management (Shenzhen) Co., Ltd. (“Yunyue SZ”), a limited liability company duly incorporated under the laws of the PRC and currently a wholly owned subsidiary of the Target Company, Guangdong Yunyue Investment Co., Ltd. (“GD Yunyue”), a limited liability company duly incorporated under the laws of the PRC and currently a wholly owned subsidiary of Yunyue SZ, and Hanzhou Yaoyixing Technology Co., Ltd. (“Yaoyixing”), a limited liability company duly incorporated under the laws of the PRC and currently a wholly owned subsidiary of GD Yunyue, will become a wholly owned subsidiary of the Target Company. In addition, save as the exceptions as stipulated in the Transaction Agreement, the Sellers agreed to not directly or indirectly sell or otherwise transfer any Consideration Shares at any time on or before the expiry of a 60-month period after the Closing. The Transaction Agreement also contained customary representations, warranties and agreements of the Company and the Sellers, as well as customary indemnification rights and obligations of the parties.

The issuance of 47,500,000 Class A ordinary shares was completed on April 25, 2025 and the transaction has been completed.

On April 21, 2025, BGM Group Ltd (the “Company”), entered into a transaction agreement (the “Transaction Agreement”) with Wonder Dragon Global Limited, a business company duly incorporated under the laws of the British Virgin Islands (the “Target Company”), Yang Lou Dong International Limited Management Company Limited, a company duly incorporated under the laws of Hong Kong and a wholly owned subsidiary of the Target Company (“Yang Lou Dong”), and Success Myth Limited, the existing sole shareholder holding 100% equity securities of the Target Company (the “Seller”).Pursuant to the Transaction Agreement, the Company agreed to purchase from the Seller, 100% of the equity interest of the Target Company, for a consideration of a total of 38,165,290 Class A ordinary shares of a par value of US$0.00833335 each of the Company (the “Consideration Shares”), at a purchase price of US$2.0 per share of the Consideration Shares.

The issuance of 38,165,290 Class A ordinary shares was completed on May 16, 2025 and the transaction has been completed.

On May 2, 2025, BGM Group Ltd (the “Company”) entered into a transaction agreement (the “Transaction Agreement”) with HM Management Company Limited (“HM Management”), a company duly incorporated under the laws of Hong Kong (the “Target Company”), Catch Group Limited, a company duly incorporated under the laws of the British Virgin Islands (“Catch”), Expansion Group Limited, a company duly incorporated under the laws of the British Virgin Islands (“Expansion”, collectively referred to as the “Sellers” with Catch), HM Consultant Management (Shenzhen) Co., Limited, a company duly incorporated under the PRC laws, Beijing Shuda Technology Co., Ltd., a company duly incorporated under the PRC laws (“Beijing Shuda”) and New Media Star Technology (Shenzhen) Co., Ltd., a company duly incorporated under the PRC laws (“New Media Star”), with Beijing Shuda and New Media Star as the wholly-owned subsidiaries of the Target Company.Pursuant to the Transaction Agreement, the Company agreed to purchase from the Sellers, 100% of the equity interest of the Target Company, for a consideration of a total of 16,663,427 Class A ordinary shares of a par value of US$0.00833335 each of the Company (the “Consideration Shares”), at a purchase price of US$2.50 per share of the Consideration Shares.

Pursuant to the Transaction Agreement, the Company agreed to purchase from the Sellers, 100% of the equity interest of the Target Company, for a consideration of a total of 16,663,427 Class A ordinary shares of a par value of US$0.00833335 each of the Company (the “Consideration Shares”), at a purchase price of US$2.50 per share of the Consideration Shares. Save as the exceptions as stipulated in the Transaction Agreement, the Sellers agreed to not directly or indirectly sell or otherwise transfer any Consideration Shares at any time on or before the expiry of a 60- month period after the Closing (as defined below). The Transaction Agreement also contained customary representations, warranties and agreements of the Company and the Sellers, as well as customary indemnification rights and obligations of the parties.

On May 27, 2025, BGM Group Ltd (the “Company”) entered into a transaction agreement (the “Transaction Agreement”) with Xingdao AI Robot Co., Limited (“Xingdao”), a company duly incorporated under the laws of Hong Kong (the “Target Company”), Canoe Group Ltd., a business company duly incorporated under the laws of British Virgin Islands (“Canoe”), which holds 52.5% of shares of the Target Company, Starisland AI Pte. Ltd., a business company duly incorporated under the laws of Singapore (“Starisland”) and holds 34.5% of shares of the Target Company, Great Name Group Limited, a business company duly incorporated under the laws of the British Virgin Islands (“Great Name”) and holds 13.0% of the Target Company (collectively referred to as the “Sellers” with Canoe and Starisland), YD Network Technology Company Limited, a company duly incorporated under the laws of Hong Kong (the “YD Network”) and a wholly-owned subsidiary of the Target Company, Xingdao Consultant Management (Shenzhen) Co., Ltd., a limited liability company duly incorporated under the laws of the PRC (the “WFOE”) and a wholly-owned subsidiary of the Target Company, Xingdao Intelligent Cloud Chain (Shenzhen) Co., Ltd., a limited liability company duly incorporated under the laws of the PRC (“Xingdao Intelligent”), a wholly owned subsidiary of WFOE and Shanghai Yongan Security Alarm System Co., Ltd., a limited liability company duly incorporated under the laws of the PRC (“Yongan”), a wholly-owned subsidiary of Xingdao Intelligent.

Pursuant to the Transaction Agreement, the Company agreed to purchase from the Sellers, 100% of the equity interest of the Target Company, for a consideration of a total of 37,123,142 Class A ordinary shares of a par value of US$0.00833335 each of the Company (the “Consideration Shares”), at a purchase price of US$3.0 per share of the Consideration Shares. Save as the exceptions as stipulated in the Transaction Agreement, the Sellers agreed to not directly or indirectly sell or otherwise transfer any Consideration Shares at any time on or before the expiry of a 60-month period after the Closing (as defined below). The Transaction Agreement also contained customary representations, warranties and agreements of the Company and the Sellers, as well as customary indemnification rights and obligations of the parties.

The Company’s management reviewed all material events that have occurred after the balance sheet date through July 24, 2025 on which these financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events except disclosed in above that would have required adjustment or disclosure in the condensed consolidated financial statements.